Document and Entity Information	12 Months Ended
Sep. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Jul 31, 2011
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Oct 1, 2012
Document Effective Date	Oct 1, 2012
Prospectus Date	Sep 29, 2011

Prospectus Supplement — October 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Floating Rate Fund	9/29/2011

The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund

The fee and expense table in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Classes I, R, R4, R5, W & Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%

Other expenses	0.32%	0.32%	0.32%	0.14%	0.32%	0.44%	0.19%	0.32%	0.32%

Total annual fund operating expenses	1.16%	1.91%	1.91%	0.73%	1.41%	1.03%	0.78%	1.16%	0.91%

Less: Fee waiver/expense reimbursement(b)	(0.07%)	(0.07%)	(0.07%)	0.00%	(0.07%)	0.00%	0.00%	(0.07%)	(0.07%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.09%	1.84%	1.84%	0.73%	1.34%	1.03%	0.78%	1.09%	0.84%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.09% for Class A, 1.84% for Class B, 1.84% for Class C, 0.74% for Class I, 1.34% for Class R, 1.04% for Class R4, 0.79% for Class R5, 1.09% for Class W and 0.84% for Class Z.

The Example in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$408	$651	$914	$1,665

Class B (if shares are redeemed)	$687	$894	$1,226	$2,036

Class B (if shares are not redeemed)	$187	$594	$1,026	$2,036

Class C (if shares are redeemed)	$287	$594	$1,026	$2,232

Class C (if shares are not redeemed)	$187	$594	$1,026	$2,232

Class I (whether or not shares are redeemed)	$75	$234	$407	$910

Class R (whether or not shares are redeemed)	$136	$440	$765	$1,690

Class R4 (whether or not shares are redeemed)	$105	$328	$570	$1,264

Class R5 (whether or not shares are redeemed)	$80	$249	$434	$970

Class W (whether or not shares are redeemed)	$111	$362	$633	$1,408

Class Z (whether or not shares are redeemed)	$86	$283	$498	$1,118

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Sep 29, 2011
Supplement [Text Block]	cfst27_SupplementTextBlock

Prospectus Supplement — October 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Floating Rate Fund	9/29/2011

The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund

The fee and expense table in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Classes I, R, R4, R5, W & Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%

Other expenses	0.32%	0.32%	0.32%	0.14%	0.32%	0.44%	0.19%	0.32%	0.32%

Total annual fund operating expenses	1.16%	1.91%	1.91%	0.73%	1.41%	1.03%	0.78%	1.16%	0.91%

Less: Fee waiver/expense reimbursement(b)	(0.07%)	(0.07%)	(0.07%)	0.00%	(0.07%)	0.00%	0.00%	(0.07%)	(0.07%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.09%	1.84%	1.84%	0.73%	1.34%	1.03%	0.78%	1.09%	0.84%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.09% for Class A, 1.84% for Class B, 1.84% for Class C, 0.74% for Class I, 1.34% for Class R, 1.04% for Class R4, 0.79% for Class R5, 1.09% for Class W and 0.84% for Class Z.

The Example in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$408	$651	$914	$1,665

Class B (if shares are redeemed)	$687	$894	$1,226	$2,036

Class B (if shares are not redeemed)	$187	$594	$1,026	$2,036

Class C (if shares are redeemed)	$287	$594	$1,026	$2,232

Class C (if shares are not redeemed)	$187	$594	$1,026	$2,232

Class I (whether or not shares are redeemed)	$75	$234	$407	$910

Class R (whether or not shares are redeemed)	$136	$440	$765	$1,690

Class R4 (whether or not shares are redeemed)	$105	$328	$570	$1,264

Class R5 (whether or not shares are redeemed)	$80	$249	$434	$970

Class W (whether or not shares are redeemed)	$111	$362	$633	$1,408

Class Z (whether or not shares are redeemed)	$86	$283	$498	$1,118

Columbia Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst27_SupplementTextBlock

Prospectus Supplement — October 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Floating Rate Fund	9/29/2011

The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund

The fee and expense table in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Classes I, R, R4, R5, W & Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%

Other expenses	0.32%	0.32%	0.32%	0.14%	0.32%	0.44%	0.19%	0.32%	0.32%

Total annual fund operating expenses	1.16%	1.91%	1.91%	0.73%	1.41%	1.03%	0.78%	1.16%	0.91%

Less: Fee waiver/expense reimbursement(b)	(0.07%)	(0.07%)	(0.07%)	0.00%	(0.07%)	0.00%	0.00%	(0.07%)	(0.07%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.09%	1.84%	1.84%	0.73%	1.34%	1.03%	0.78%	1.09%	0.84%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.09% for Class A, 1.84% for Class B, 1.84% for Class C, 0.74% for Class I, 1.34% for Class R, 1.04% for Class R4, 0.79% for Class R5, 1.09% for Class W and 0.84% for Class Z.

The Example in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$408	$651	$914	$1,665

Class B (if shares are redeemed)	$687	$894	$1,226	$2,036

Class B (if shares are not redeemed)	$187	$594	$1,026	$2,036

Class C (if shares are redeemed)	$287	$594	$1,026	$2,232

Class C (if shares are not redeemed)	$187	$594	$1,026	$2,232

Class I (whether or not shares are redeemed)	$75	$234	$407	$910

Class R (whether or not shares are redeemed)	$136	$440	$765	$1,690

Class R4 (whether or not shares are redeemed)	$105	$328	$570	$1,264

Class R5 (whether or not shares are redeemed)	$80	$249	$434	$970

Class W (whether or not shares are redeemed)	$111	$362	$633	$1,408

Class Z (whether or not shares are redeemed)	$86	$283	$498	$1,118

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Columbia Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.09%	[1],[2]
1 year	rr_ExpenseExampleYear01	408
3 years	rr_ExpenseExampleYear03	651
5 years	rr_ExpenseExampleYear05	914
10 years	rr_ExpenseExampleYear10	1,665
1 year	rr_ExpenseExampleNoRedemptionYear01	408
3 years	rr_ExpenseExampleNoRedemptionYear03	651
5 years	rr_ExpenseExampleNoRedemptionYear05	914
10 years	rr_ExpenseExampleNoRedemptionYear10	1,665
Columbia Floating Rate Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.84%	[1],[2]
1 year	rr_ExpenseExampleYear01	687
3 years	rr_ExpenseExampleYear03	894
5 years	rr_ExpenseExampleYear05	1,226
10 years	rr_ExpenseExampleYear10	2,036
1 year	rr_ExpenseExampleNoRedemptionYear01	187
3 years	rr_ExpenseExampleNoRedemptionYear03	594
5 years	rr_ExpenseExampleNoRedemptionYear05	1,026
10 years	rr_ExpenseExampleNoRedemptionYear10	2,036
Columbia Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.84%	[1],[2]
1 year	rr_ExpenseExampleYear01	287
3 years	rr_ExpenseExampleYear03	594
5 years	rr_ExpenseExampleYear05	1,026
10 years	rr_ExpenseExampleYear10	2,232
1 year	rr_ExpenseExampleNoRedemptionYear01	187
3 years	rr_ExpenseExampleNoRedemptionYear03	594
5 years	rr_ExpenseExampleNoRedemptionYear05	1,026
10 years	rr_ExpenseExampleNoRedemptionYear10	2,232
Columbia Floating Rate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.73%	[1],[2]
1 year	rr_ExpenseExampleYear01	75
3 years	rr_ExpenseExampleYear03	234
5 years	rr_ExpenseExampleYear05	407
10 years	rr_ExpenseExampleYear10	910
1 year	rr_ExpenseExampleNoRedemptionYear01	75
3 years	rr_ExpenseExampleNoRedemptionYear03	234
5 years	rr_ExpenseExampleNoRedemptionYear05	407
10 years	rr_ExpenseExampleNoRedemptionYear10	910
Columbia Floating Rate Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.34%	[1],[2]
1 year	rr_ExpenseExampleYear01	136
3 years	rr_ExpenseExampleYear03	440
5 years	rr_ExpenseExampleYear05	765
10 years	rr_ExpenseExampleYear10	1,690
1 year	rr_ExpenseExampleNoRedemptionYear01	136
3 years	rr_ExpenseExampleNoRedemptionYear03	440
5 years	rr_ExpenseExampleNoRedemptionYear05	765
10 years	rr_ExpenseExampleNoRedemptionYear10	1,690
Columbia Floating Rate Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.44%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.03%	[1],[2]
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	328
5 years	rr_ExpenseExampleYear05	570
10 years	rr_ExpenseExampleYear10	1,264
1 year	rr_ExpenseExampleNoRedemptionYear01	105
3 years	rr_ExpenseExampleNoRedemptionYear03	328
5 years	rr_ExpenseExampleNoRedemptionYear05	570
10 years	rr_ExpenseExampleNoRedemptionYear10	1,264
Columbia Floating Rate Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.78%	[1],[2]
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	249
5 years	rr_ExpenseExampleYear05	434
10 years	rr_ExpenseExampleYear10	970
1 year	rr_ExpenseExampleNoRedemptionYear01	80
3 years	rr_ExpenseExampleNoRedemptionYear03	249
5 years	rr_ExpenseExampleNoRedemptionYear05	434
10 years	rr_ExpenseExampleNoRedemptionYear10	970
Columbia Floating Rate Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.09%	[1],[2]
1 year	rr_ExpenseExampleYear01	111
3 years	rr_ExpenseExampleYear03	362
5 years	rr_ExpenseExampleYear05	633
10 years	rr_ExpenseExampleYear10	1,408
1 year	rr_ExpenseExampleNoRedemptionYear01	111
3 years	rr_ExpenseExampleNoRedemptionYear03	362
5 years	rr_ExpenseExampleNoRedemptionYear05	633
10 years	rr_ExpenseExampleNoRedemptionYear10	1,408
Columbia Floating Rate Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.84%	[1],[2]
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	283
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,118
1 year	rr_ExpenseExampleNoRedemptionYear01	86
3 years	rr_ExpenseExampleNoRedemptionYear03	283
5 years	rr_ExpenseExampleNoRedemptionYear05	498
10 years	rr_ExpenseExampleNoRedemptionYear10	1,118

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.09% for Class A, 1.84% for Class B, 1.84% for Class C, 0.74% for Class I, 1.34% for Class R, 1.04% for Class R4, 0.79% for Class R5, 1.09% for Class W and 0.84% for Class Z.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Sep 29, 2011
Document Creation Date	dei_DocumentCreationDate	Oct 1, 2012